PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant Equipment to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	$ 2,583
Balance on end of year	2,072	$ 2,583
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	22,781	21,810
Additions	523	971
Deductions	(2,191)
Balance on end of year	21,113	22,781
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	4,939	4,852
Additions	299	87
Deductions	(1,088)
Balance on end of year	4,150	4,939
Cost [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	4,051	3,895
Additions	61	156
Deductions	(1,103)
Balance on end of year	3,009	4,051
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	264	225
Additions		39
Deductions
Balance on end of year	264	264
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	13,527	12,838
Additions	163	689
Deductions
Balance on end of year	13,690	13,527
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	20,198	18,623
Additions	1,034	1,575
Deductions	(2,191)
Balance on end of year	19,041	20,198
Depreciated cost on end of year	2,072	2,583
Accumulated depreciation [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	4,230	3,834
Additions	315	396
Deductions	(1,088)
Balance on end of year	3,457	4,230
Depreciated cost on end of year	693	709
Accumulated depreciation [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	3,780	3,593
Additions	153	187
Deductions	(1,103)
Balance on end of year	2,830	3,780
Depreciated cost on end of year	179	271
Accumulated depreciation [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	157	144
Additions	16	13
Deductions
Balance on end of year	173	157
Depreciated cost on end of year	91	107
Accumulated depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	12,031	11,052
Additions	550	979
Deductions
Balance on end of year	12,581	12,031
Depreciated cost on end of year	$ 1,109	$ 1,496